Financial instruments - valuation - Movement in Level 3 portfolios - Assets (Details) - At fair value - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Movement in level 3 assets
Financial assets at beginning of period	£ 165,969
Financial assets at end of period	173,504
Level 3
Movement in level 3 assets
Financial assets at beginning of period	1,682	£ 1,961
Amounts recorded in the income statement	(64)	(63)
Amount recorded in the statement of comprehensive income	11	(13)
Level 3 transfers in	40	7
Level 3 transfers out	(22)	(274)
Purchases/Originations	218	130
Settlements/Other decreases	(33)	(45)
Sales	(253)	(42)
Foreign exchange and other adjustments	(4)	(5)
Financial assets at end of period	1,583	1,656
Amounts recorded in the income statement in respect of balances held at period end - unrealised	55	120
Level 3 | Derivatives
Movement in level 3 assets
Financial assets at beginning of period	630	823
Amounts recorded in the income statement	(65)	(70)
Level 3 transfers in	40	7
Level 3 transfers out	(6)	(2)
Purchases/Originations	70	82
Settlements/Other decreases	(2)	(38)
Sales	(31)	(40)
Foreign exchange and other adjustments	(1)
Financial assets at end of period	637	762
Amounts recorded in the income statement in respect of balances held at period end - unrealised	57	116
Level 3 | Other trading assets
Movement in level 3 assets
Financial assets at beginning of period	278	223
Amounts recorded in the income statement	2	2
Level 3 transfers out		(14)
Purchases/Originations	89	25
Settlements/Other decreases	(31)	(7)
Sales	(97)
Foreign exchange and other adjustments	(2)	1
Financial assets at end of period	243	230
Amounts recorded in the income statement in respect of balances held at period end - unrealised	1
Level 3 | Other financial assets
Movement in level 3 assets
Financial assets at beginning of period	774	915
Amounts recorded in the income statement	(1)	5
Amount recorded in the statement of comprehensive income	11	(13)
Level 3 transfers out	(16)	(258)
Purchases/Originations	59	23
Sales	(125)	(2)
Foreign exchange and other adjustments	(1)	(6)
Financial assets at end of period	703	664
Amounts recorded in the income statement in respect of balances held at period end - unrealised	£ (3)	£ 4